CASH	12 Months Ended
Dec. 31, 2019
CASH
CASH

6.    CASH

Cash represents cash on hand and bank deposits. To limit exposure to credit risk relating to bank deposits, the Group primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2018 and 2019, the Group had cash balances at four and three PRC individual financial institutions, respectively, that held cash balances in excess of 10% of the Group’s total cash balances. These bank deposits collectively accounted for approximately 79% and 70% of the Group’s total cash balances as of December 31, 2018 and 2019, respectively.